As filed with the Securities and Exchange Commission on March 22, 2006
                                     Investment Company Act file number 811-3955


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (2.95%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000  New York State Enviornmental Quality
             LOC WestLB AG                                                      08/03/06     2.95%   $ 4,000,000    VMIG-1    A-1+
  3,000,000  P -Floater Series MT-058
             (Tobacco Settlement Finance Corp., NY Series 2003A - 1C)
             Insured by AMBAC Assurance Corp.                                   06/22/06     2.85      3,000,000     P-1      A-1
  7,670,000  Port Authority of New York and New Jersey Munitops
             Certificates Trust - Series 202-33
             Insured by FSA                                                     02/02/06     2.92      7,670,000    VMIG-1
-----------                                                                                          -----------
 14,670,000  Total Put Bonds                                                                          14,670,000
-----------                                                                                          -----------

Tax Exempt Commercial Paper (1.00%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  New York State Dormitory Authority (Columbia University)-Series C  02/07/06     3.10%   $ 5,000,000              A-1+
-----------                                                                                          -----------
  5,000,000  Total Tax Exempt Commercial Paper                                                         5,000,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (b) (13.72%)
------------------------------------------------------------------------------------------------------------------------------------
$14,000,000  County of Putnam, NY TAN - Series 2006                             01/19/07     3.25%   $14,163,171
  3,260,604  Eastchester, NY BAN                                                11/14/06     3.16      3,293,781
  1,565,268  Guilderland, NY CSD BAN - Series A                                 07/06/06     2.75      1,571,733
  6,000,000  Irvington, NY Union Free School District TAN                       06/23/06     2.70      6,023,861
    980,000  Kiryas Joel, NY Union Free School District BAN                     07/11/06     3.00        981,667
  8,000,000  Newburgh City, NY School District BAN                              09/28/06     2.95      8,053,379
  3,000,000  New York, Boces of Broome, Delaware, Tioga Counties                06/30/06     2.80      3,011,310
  4,000,000  New York, Boces of Monroe County                                   06/29/06     2.80      4,014,990
  5,000,000  North Babylon, NY Union Free School District BAN                   08/08/06     2.90      5,027,505
  3,000,000  North Syracuse, NY CSD                                             08/24/06     3.00      3,018,310
  7,000,000  Pittsford, NY CSD BAN - Series 2004                                06/20/06     3.23      7,019,228
  1,055,000  Ulster, NY BAN                                                     02/07/07     3.35      1,065,202
  9,545,000  Victor, NY CSD                                                     06/30/06     2.89      9,587,024
  1,479,675  Victor, NY CSD                                                     10/06/06     3.00      1,491,824
-----------                                                                                          -----------
 67,885,547  Total Tax Exempt General Obligation Notes & Bonds                                        68,322,985
-----------                                                                                          -----------

Variable Rate Demand Instruments (c) (81.31%)
------------------------------------------------------------------------------------------------------------------------------------
$10,000,000  ABN AMRO Munitops Certificate Trust 2005- 60
             (New York State Thruway Authority, Series G) (b)
             Insured by FSA                                                     08/01/13     3.05%   $10,000,000
  2,000,000  Dutchess County, NY IDA (Marist College) - Series 2005A
             LOC Bank of New York                                               07/01/35     3.00      2,000,000              A-1+
  1,165,000  Dutchess County, NY IDA Civil Facilities RB
             (Trinity - Pawling School Corporation)
             LOC Allied Irish Bank                                              10/01/32     3.04      1,165,000    VMIG-1
    955,000  EAGLE Tax - Exempt Trust Series 20005102
             (Puerto Rico Housing Finance Corp. RB - Series I)
             Insured by AMBAC Assurance Corp.                                   10/01/11     3.12        955,000              A-1+
  2,000,000  EAGLE Tax - Exempt Trust Series 20015101 (Puerto Rico Infrastructure
             Financing Authority Special Obligation Bonds 2000 - Series A)
             Collateralized by SLGs                                             10/01/34     3.05      2,000,000              A-1+
  8,000,000  EAGLE Tax - Exempt Trust Series 720050077 Class A COPs
             (New York City, NY GO Bonds Fiscal 2006 - Series C)
             Insured by MBIA Insurance Corp.                                    08/01/15     3.06      8,000,000              A-1+
 12,155,000  EAGLE Tax - Exempt Trust - Series 963206
             (New York State Urban Development Corporation)                     07/01/16     3.06     12,155,000              A-1+
  2,300,000  Erie County, NY IDA (Hauptman - Woodard Project) - Series 2004
             LOC KeyBank, N.A.                                                  03/01/24     3.10      2,300,000     P-1      A-1
  2,360,000  FLOATER - TRS Series 2003 M8J
             (New York State Dormitory Authority, State University Educational
             Facilities Issue - Series 2002B)
             Insured by FGIC                                                    11/15/29     3.05      2,360,000    VMIG-1
  3,000,000  FLOATER - TRS Series 2005 K3 (New York Transportation Authority,
             Transportation RB, Series 2005B) (b)
             Insured by MBIA Insurance Corp.                                    11/15/35     3.05      3,000,000
 11,000,000  FLOATER - TRS Series 2005 L21
             (New York City, NY GO Bonds, Fiscal 2004 Series I)
             Insured by MBIA Insurance Corp.                                    08/01/17     3.05     11,000,000    VMIG-1
  5,000,000  FLOATER - TRS Series 2006 K1 (New York State Dormitory
             Authority, Columbia University RB, Series 2006A)                   07/01/26     3.05      5,000,000    VMIG-1
 15,975,000  FLOATER - TRS Series L29 (New York Dormitory Authority,
             St. Lukes - Roosevelt Hospital Center Series 2005)
             Collateralized by FHA                                              08/15/25     3.05     15,975,000              A-1
  1,100,000  Forest City New Rochelle, NY
             RB Certificates Trust Series 2003
             LOC Wachovia Bank, N.A.                                            06/01/11     3.09      1,100,000    VMIG-1    A-1+
  2,785,000  Jay Street Development Corporation, NY
             (Jay Street Project) - Series A-4
             LOC Depfa Bank PLC                                                 05/01/22     3.04      2,785,000    VMIG-1    A1+
  1,000,000  Islip, NY IDRB (Brentwood Distributor Co. Facility) - Series 1984
             LOC Bank of America, N.A.                                          05/01/09     3.01      1,000,000     P-1      A-1+
    600,000  Long Island Power Authority, NY RB (Electric System) - Series 1A
             LOC Bayerische Landesbank /
             Landesbank Baden - Wurttemberg                                     05/01/33     2.99        600,000    VMIG-1    A-1+
  6,985,000  Long Island Power Authority, NY RB
             (Electric System) - Series 2003D-O
             Insured by FSA                                                     12/01/29     3.02      6,985,000    VMIG-1    A-1+
    990,000  MERLOTS Series 2001 - A30
             (New York State Dormitory Authority, Transportation)
             Insured by AMBAC Assurance Corp.                                   02/15/18     3.05        990,000    VMIG-1
  5,000,000  Metropolitan Transportation RB - Series 2005E-1
             LOC Fortis Bank S.A. / N.V.                                        11/01/35     2.99      5,000,000    VMIG-1    A-1+
  4,000,000  Metropolitan Transportation RB - Series 2005E -2
             LOC Fortis Bank S.A. / N.V.                                        11/01/35     3.02      4,000,000    VMIG-1    A-1+
  2,500,000  Monroe County, NY IDA - Series 1999A
             LOC Wachovia Bank, N.A.                                            06/01/29     3.02      2,500,000    VMIG-1
  3,745,000  Morgan Stanley Floating Rate Trust Certificates - Series 1104
             (Nassau County, New York Interim Finance Authority Series 2004A)
             Insured by AMBAC Assurance Corp.                                   11/15/12     3.04      3,745,000              A-1
  2,495,000  Morgan Stanley Floating Rate Trust Certificates - Series 2004 - 950
             (New York City, NY Trust for Cultural Resources RB - Series 2004)
             Insured by FGIC                                                    02/01/34     3.04      2,495,000    VMIG-1
  3,500,000  Newburgh, NY IDA Civil Facility RB (Community Development Properties
             Dubois St. II, Inc Project) - Series 2005-A
             LOC KeyBank, N.A.                                                  10/01/30     3.02      3,500,000    VMIG-1
  4,965,000  New York, NY GO Fiscal 1994 - Series A-9
             LOC JPMorgan Chase Bank, N.A.                                      08/01/18     3.02      4,965,000    VMIG-1    A-1+
  5,000,000  New York, NY GO Fiscal 2004 - Series H-2
             LOC Bank of New York                                               03/01/34     3.02      5,000,000    VMIG-1    A-1+
  9,000,000  New York, NY GO Fiscal 2004 - Series H-6
             LOC Bank of America, N.A.                                          03/01/34     3.00       9,000000    VMIG-1    A-1
 10,000,000  New York, NY GO Fiscal 2006 - Series F-3
             LOC Royal Bank of Scotland                                         09/01/35     2.98     10,000,000    VMIG-1    A-1+
  1,400,000  New York, NY HDC Multi-Family Rent Housing RB
             (Queenswood Apartments Project) - Series 2001A
             LOC Federal Home Loan Mortgage Corporation                         04/01/31     2.97      1,400,000    VMIG-1
  3,000,000  New York City, NY GO Fiscal 1993 - Series A-6
             LOC Landesbank Hessen - Thuringen Girozentrale                     08/01/19     3.00      3,000,000    VMIG-1    A-1+
  4,500,000  New York City, NY GO Fiscal 1994 - Series H-4
             Insured by AMBAC Assurance Corp.                                   08/01/15     2.99      4,500,000    VMIG-1    A-1
  3,400,000  New York City, NY GO Fiscal 1995 - Series B-9
             LOC JPMorgan Chase Bank, N.A.                                      08/15/23     2.99      3,400,000    VMIG-1    A-1+
  2,350,000  New York City, NY GO Fiscal 1995 - Series F-3
             LOC JPMorgan Chase Bank, N.A.                                      02/15/13     3.03      2,350,000    VMIG-1    A-1+
  3,200,000  New York City, NY GO Fiscal 2004 - Series H-8
             LOC WestLB AG                                                      03/01/34     3.01      3,200,000    VMIG-1    A-1+
  1,300,000  New York City, NY HDC (Columbus Apartment Project) - Series 1995A
             Collateralized by Federal National Mortgage Association            03/15/25     3.00      1,300,000              A-1+
  7,500,000  New York City, NY HDC (West End Towers) - Series 2004A
             Guaranteed by Federal National Mortgage Association                05/15/34     3.06      7,500,000     P-1      A-1+
  5,700,000  New York City, NY HDC MHRB
             (941 Hoe Avenue Apartment) - Series 2004A
             LOC KeyBank, N.A.                                                  06/15/37     3.08      5,700,000              A-1
  2,400,000  New York City, NY HDC MHRB
             (Manhattan Court Development) - Series 2004A
             LOC Citibank, N.A.                                                 06/01/36     3.07      2,400,000              A-1+
  5,800,000  New York City, NY HDC Residential RB
             (Monefiore Medical Center) - Series 1993A
             LOC JPMorgan Chase Bank, N.A.                                      05/01/30     3.00      5,800,000              A-1+
  4,725,000  New York City, NY IDA Civic Facilities RB
             (American Society Technion Project)
             LOC Allied Irish Bank                                              10/01/33     3.00      4,725,000    VMIG-1
  3,865,000  New York City, NY IDA Civic Facilities RB
             (Convent Sacred Heart School) - Series 2002
             LOC Allied Irish Bank                                              11/01/32     3.04      3,865,000    VMIG-1
  1,555,000  New York City, NY IDA Civic Facilities RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York                                               05/01/11     3.16      1,555,000    VMIG-1
  1,120,000  New York City, NY IDA Civic Facilities RB
             (MSMC Realty Corporation Project) - Series 2001
             LOC JPMorgan Chase Bank, N.A.                                      01/01/31     3.00      1,120,000    VMIG-1    A-1+
 17,300,000  New York City, NY IDA Special Facility RB
             (Korean Airlines Company Limited Project) - Series 1997B
             LOC HSBC Bank USA                                                  11/01/24     3.06     17,300,000    VMIG-1    A-1+
  1,473,300  New York City, NY IDRB (Abigal Press Inc., Project) - Series 2002
             LOC JPMorgan Chase Bank, N.A.                                      12/01/18     3.08      1,473,300              A-1+
  2,700,000  New York City, NY MHRB (Peter Cintron Apartments) - 2004 Series A
             LOC KeyBank, N.A.                                                  06/15/37     3.08      2,700,000              A-1
  6,635,000  New York City, NY Trust for Cultural Resources RB
             (Carnegie Hall) - Series 1985
             LOC Depfa Bank PLC                                                 12/01/15     3.05      6,635,000    VMIG-1    A-1+
  5,600,000  New York City, NY Trust for Cultural Resources RB
             (The Museum of Broadcasting) - Series 1989
             LOC KBC Bank N.V.                                                  05/01/14     3.00      5,600,000    VMIG-1    A-1+
  2,000,000  New York State Dormitory Authority RB
             (Cornell University) - Series 2000A                                07/01/29     2.95      2,000,000              A-1+
  2,500,000  New York State Dormitory Authority RB
             (Columbia University) - Series 2003B                               07/01/28     2.95      2,500,000    VMIG-1    A-1+
  1,000,000  New York State Energy Research & Development Authority Electric
             Facilities RB (Long Island Lighting Company Project) - Series 1997A
             LOC Royal Bank of Scotland                                         12/01/27     3.04      1,000,000    VMIG-1
  1,500,000  New York State Energy Research & Development Authority
             (Con Edison Company) - Series 2004 C-3
             LOC Citibank, N.A.                                                 11/01/39     3.04      1,500,000    VMIG-1    A-1+
  2,700,000  New York State Energy Research & Development Authority
             (Con Edison Co., NY) - Series 2005A -2
             LOC Wachovia Bank, N.A.                                            05/01/39     2.99      2,700,000    VMIG-1    A-1+
  8,000,000  New York State HFA RB (100 Maiden Lane) - Series 2004A
             LOC Bank of New York                                               11/01/37     3.00      8,000,000    VMIG-1
 11,300,000  New York State HFA RB (250 West 50th Street) - Series 1999A
             Guaranteed by Federal National Mortgage Association                05/01/29     3.05     11,300,000    VMIG-1
  5,000,000  New York State HFA RB (350 West 43rd Street Project) - Series 2004A
             LOC Landesbank Hessen - Thuringen Girozentrale                     11/01/34     3.04      5,000,000    VMIG-1
  3,300,000  New York State HFA RB (1115 First Avenue) - Series 2005A
             LOC KeyBank, N.A.                                                  11/01/34     3.08      3,300,000    VMIG-1
  1,750,000  New York State HFA RB (Archstone Westbury) - Series 2004A
             LOC JPMorgan Chase Bank, N.A.                                      11/01/36     3.04      1,750,000    VMIG-1
  1,675,000  New York State HFA RB
             (Avalon Chrystie Place I Project) - Series 2004A
             LOC Bank of America, N.A.                                          11/01/36     3.08      1,675,000    VMIG-1
 13,115,000  New York State HFA RB (Barclays Street) - Series 2004A
             Guaranteed by Federal National Mortgage Association                11/15/37     3.02     13,115,000    VMIG-1
  4,000,000  New York State HFA RB (Helena Housing) - Series 2004A
             LOC Bank of America, N.A.                                          11/01/36     3.05      4,000,000    VMIG-1
 11,000,000  New York State HFA RB (Normandie Court II Project) - Series 1999A
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/29     3.04     11,000,000    VMIG-1
  4,000,000  New York State HFA RB (Union Square Housing) - Series 1996A
             Guaranteed by Federal National Mortgage Association                05/15/24     3.05      4,000,000    VMIG-1
  5,000,000  New York State HFA State Personal Income Tax RB
             (Economic Development and Housing) -Series 2005C
             Insured by FGIC                                                    03/15/33     2.99      5,000,000              A-1+
    900,000  New York State Local Government Assistance Corporation Series 1995B
             LOC Bank of Nova Scotia                                            04/01/25     2.95        900,000    VMIG-1    A-1+
  7,200,000  New York State Local Government Assistance Corporation Series 1995F
             LOC Societe Generale                                               04/01/25     2.94      7,200,000    VMIG-1    A-1+
  3,600,000  New York State Local Government Assistance Corporation Series 1995G
             LOC Bank of Nova Scotia                                            04/01/20     2.97      3,600,000    VMIG-1    A-1+
 11,440,000  New York State MHRB (Normandie Court I Project) - Series 1991A
             LOC Landesbank Hessen - Thuringen Girozentrale                     05/15/15     3.03     11,440,000    VMIG-1    A-1+
  5,000,000  New York Triborough Bridge & Tunnel Authority RB - Series 2001C
             Insured by AMBAC Assurance Corp.                                   01/01/32     3.02      5,000,000    VMIG-1    A-1+
 12,000,000  New York Triborough Bridge & Tunnel Authority RB - Series 2005B-4  01/01/32     3.00     12,000,000    VMIG-1    A-1+
  3,825,000  Onandaga County, NY IDA (Onandaga Community College)- Series 2005A
             LOC Citizens Bank, N.A.                                            12/01/30     3.04      3,825,000              A-1+
  2,000,000  P - FLOATS Series PA - 625 (Puerto Rico Commonwealth Public
             Improvement Refunding GO Series 1993)
             Insured by AMBAC Assurance Corp.                                   07/01/10     3.01      2,000,000              A-1+
  3,400,000  P - FLOATS Series PA - 783 (Puerto Rico Infrastructure Financing
             Authority Special Obligation Bonds 2000 Series A)
             Collateralized by SLGs                                             10/01/19     3.01      3,400,000              A-1+
  4,000,000  PaineWebber Class F Trust Receipt Series ROB 10
             (Port Authority of New York and New Jersey)
             Insured by FSA                                                     01/15/17     3.07      4,000,000    VMIG-1    A-1+
 10,545,000  ROCs II - R Trust Series 2019
             (New York City Transitional Finance Authority - Series 2003E)
             Insured by MBIA Insurance Corp.                                    02/01/20     3.06     10,545,000    VMIG-1
  3,000,000  ROCs II - R Trust Series 458 (New York State Thruway Authority,
             General Highway and Bridge Trust Fund Bonds - Sreies 2005B)
             Insured by AMBAC Assurance Corp.                                   04/01/20     3.06      3,000,000    VMIG-1
  1,500,000  Societe Generale Municipal Securities TRS - Series 1997 SGB 33
             (New York City, NY GO Bonds, Fiscal 1996 Series F)
             Insured by FSA                                                     02/01/19     3.06      1,500,000              A-1+


  5,000,000  Societe Generale Municipal Securities TRS - Series 1997 SGB 25
             (New York City, NY Municipal Water Finance Authority RB Series 1997B)
             Insured by MBIA Insurance Corp.                                    06/15/23     3.06      5,000,000              A-1+
  3,000,000  TOCs Trust Series 2001-1 (Puerto Rico Infrastructure Financing
             Authority Special Obligation Bonds 2000 - Series A)
             Collateralized by SLGs                                             04/01/27     3.04      3,000,000              A-1+
  5,000,000  TOCs Series 2001-2
             (Puerto Rico Public Improvement Bonds, Series 2001)
             Insured by FSA                                                     07/01/19     3.05      5,000,000              A-1+
 10,000,000  Triborough Building & Tunnel Authority General Revenue Refunding
             Bonds - Series 2002F                                               11/01/32     2.98     10,000,000    VMIG-1    A-1+
 10,455,000  UBS Municipal Custodial Variable Securities Floaters Series 2005 -
             13A (New York State Dormitory Authority Series - 2005B)
             Insured by AMBAC Assurance Corp.                                   09/15/24     3.05     10,455,000              A-1+
-----------                                                                                         ------------
404,803,300  Total Variable Rate Demand Instruments                                                  404,803,300
-----------                                                                                         ------------
Variable Rate Demand Instrument - Private Placement (c) (0.60%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC UBS AG                                                         09/01/21     4.71%  $  3,000,000     P-1      A-1+
-----------                                                                                         ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                 3,000,000
-----------                                                                                         ------------
             Total Investments (99.58%) (Cost $495,796,285)                                         $495,796,285
             Cash and other assets, net of liabilities (0.42%)                                         2,084,527
                                                                                                    ------------
             Net Assets (100.00%)                                                                   $497,880,812
                                                                                                    ============
             Net Asset Value, offering and redemption price per share:
             Class A,         316,178,589 shares outstanding                                        $       1.00
                                                                                                    ============
             Class B,          72,383,590 shares outstanding                                        $       1.00
                                                                                                    ============
             Victory Shares,   39,969,171 shares outstanding                                        $       1.00
                                                                                                    ============
             Advantage Shares, 69,367,392 shares outstanding                                        $       1.00
                                                                                                    ==========

FOOTNOTES:

Note 1 - Valuation of Securities

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN     =   Bond Anticipation Note                           IDRB    =   Industrial Development Revenue Bond
     COP     =   Certificates of Participation                    LOC     =   Letter of Credit
     CSD     =   Central School District                          MHRB    =   Multi-Family Revenue Housing Bond
     FGIC    =   Financial Guaranty Insurance Company             RB      =   Revenue Bond
     FHA     =   Federal Housing Administration                   ROB/INS =   Reverse Option Bond / Inverse Securities
     FSA     =   Financial Security Assurance                     ROC     =   Reset Option Certificates
     GO      =   General Obligation                               SLG     =   State and Local Government Securities
     HDC     =   Housing Development Corporation                  TAN     =   Tax Anticipation Note
     HFA     =   Housing Finance Authority                        TOCs    =   Tender Option Certificates
     IDA     =   Industrial Development Authority                 TRs     =   Trust Receipts

ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: March 21, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.